SEGMENT INFORMATION - Financial Information of Company's Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Financial information of Company's operating segments
Net interest income	$ 42,693	$ 49,479	$ 52,166
Provision for loan losses	(9,600)	10,500	49,394
Other income	62,735	53,295	24,474
General and administrative expenses	70,107	62,827	53,698
Income tax expense	17,294	11,337	(10,184)
Net income (Loss)	27,627	18,110	(16,268)
Total assets	1,144,155	1,240,826	1,253,584
Intersegment Eliminations [Member]
Financial information of Company's operating segments
Net interest income	(503)	(536)	(468)
Provision for loan losses			68
Other income	(3,764)	(1,917)	(1,384)
General and administrative expenses	(1,144)	(732)	(689)
Income tax expense	(1,203)	(663)	(474)
Net income (Loss)	(1,920)	(1,058)	(757)
Total assets	19,534	20,205	20,979
Banking [Member] | Operating Segments [Member]
Financial information of Company's operating segments
Net interest income	43,196	50,015	52,634
Provision for loan losses	(9,600)	10,500	49,326
Other income	1,990	(419)	(8,878)
General and administrative expenses	28,658	26,114	23,263
Income tax expense	10,059	4,998	(11,101)
Net income (Loss)	16,069	7,984	(17,732)
Total assets	1,122,948	1,218,998	1,231,109
Mortgage Banking [Member] | Operating Segments [Member]
Financial information of Company's operating segments
Net interest income
Provision for loan losses
Other income	64,509	55,631	34,736
General and administrative expenses	42,593	37,445	31,124
Income tax expense	8,438	7,002	1,391
Net income (Loss)	13,478	11,184	2,221
Total assets	$ 1,673	$ 1,623	$ 1,496